Risk Management Section - Cover Values Including Guarantees Received - Consumer Lending Portfolio (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Outstandings	€ 831,605	€ 773,636
Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	318,804	308,349
Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	315,297	304,449
Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	3,508	3,900
Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	285,976	277,776
Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	2,490	2,883
Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	5,383	4,882
Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	134	159
Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	23,937	21,791
Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	884	857
Mortgages [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	547,832	512,709
Mortgages [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	544,039	508,409
Mortgages [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,793	4,300
Mortgages [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	535,664	500,753
Mortgages [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,568	4,046
Mortgages [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	8,219	7,411
Mortgages [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	218	249
Mortgages [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	156	246
Mortgages [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7	6
Eligible Financial Collateral [Member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,509	3,680
Eligible Financial Collateral [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,492	3,652
Eligible Financial Collateral [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	17	27
Eligible Financial Collateral [Member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,839	2,980
Eligible Financial Collateral [Member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	16	26
Eligible Financial Collateral [Member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	160	68
Eligible Financial Collateral [Member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	493	604
Eligible Financial Collateral [Member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1	1
Other CRR/CRD IV eligible [Member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	280	338
Other CRR/CRD IV eligible [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	268	325
Other CRR/CRD IV eligible [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	12	13
Other CRR/CRD IV eligible [Member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	96	116
Other CRR/CRD IV eligible [Member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2	4
Other CRR/CRD IV eligible [Member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	64	67
Other CRR/CRD IV eligible [Member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	5	5
Other CRR/CRD IV eligible [Member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	107	142
Other CRR/CRD IV eligible [Member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	5	4
Guarantees [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	25,760	25,130
Guarantees [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	25,591	24,900
Guarantees [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	169	230
Guarantees [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	23,741	23,597
Guarantees [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	152	211
Guarantees [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	155	155
Guarantees [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	9	10
Guarantees [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,694	1,147
Guarantees [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	9	9
Non CRR/CRD IV eligible [Member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	39,166	38,551
Non CRR/CRD IV eligible [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	38,489	37,830
Non CRR/CRD IV eligible [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	677	720
Non CRR/CRD IV eligible [Member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	33,350	32,104
Non CRR/CRD IV eligible [Member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	605	646
Non CRR/CRD IV eligible [Member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,175	1,342
Non CRR/CRD IV eligible [Member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	24	21
Non CRR/CRD IV eligible [Member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,965	4,384
Non CRR/CRD IV eligible [Member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	€ 47	€ 53
No cover [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.60%	6.30%
No cover [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.40%	6.10%
No cover [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	24.40%	21.60%
No cover [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.50%	0.80%
No cover [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.40%	0.70%
No cover [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	84.70%	84.60%
No cover [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	95.40%	95.60%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than zero percentage to twenty five percentage [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than zero percentage to twenty five percentage [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.20%	0.30%
Greater than zero percentage to twenty five percentage [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.20%	0.20%
Greater than zero percentage to twenty five percentage [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.30%	0.40%
Greater than zero percentage to twenty five percentage [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		1.90%
Greater than zero percentage to twenty five percentage [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.30%	0.30%
Greater than zero percentage to twenty five percentage [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.50%	0.30%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.60%	0.50%
Greater than twenty five percentage to fifty percentage [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.80%	0.60%
Greater than twenty five percentage to fifty percentage [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.80%	1.20%
Greater than twenty five percentage to fifty percentage [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.70%	0.60%
Greater than twenty five percentage to fifty percentage [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	1.00%	1.10%
Greater than fifty percentage to seventy five percentage [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.90%	1.10%
Greater than fifty percentage to seventy five percentage [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.20%	3.10%
Greater than fifty percentage to seventy five percentage [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	1.00%	1.20%
Greater than fifty percentage to seventy five percentage [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.90%	4.10%
Greater than fifty percentage to seventy five percentage [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	1.70%	1.60%
Greater than fifty percentage to seventy five percentage [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.40%	1.80%
Greater than fifty percentage to seventy five percentage [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.10%	0.20%
Greater than fifty percentage to seventy five percentage [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.20%	0.20%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.90%	8.00%
Greater than seventy five percentage to less than hundred percentage [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.80%	7.90%
Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	10.10%	14.60%
Greater than seventy five percentage to less than hundred percentage [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.30%	8.50%
Greater than seventy five percentage to less than hundred percentage [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	13.60%	18.90%
Greater than seventy five percentage to less than hundred percentage [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.50%	7.70%
Greater than seventy five percentage to less than hundred percentage [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.90%	10.70%
Greater than seventy five percentage to less than hundred percentage [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.50%	0.70%
Greater than seventy five percentage to less than hundred percentage [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.60%	0.70%
Hundred Percentage [Member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	85.40%	84.40%
Hundred Percentage [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	85.70%	84.70%
Hundred Percentage [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	62.40%	59.90%
Hundred Percentage [Member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	91.60%	90.20%
Hundred Percentage [Member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	82.00%	75.40%
Hundred Percentage [Member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	89.70%	89.10%
Hundred Percentage [Member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	87.70%	84.20%
Hundred Percentage [Member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	14.30%	14.10%
Hundred Percentage [Member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.20%	3.00%